General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
General and Administrative Expenses [Abstract]
Company Administration Expenses
Company administration expenses include audit fees, Chief Executive Officer and Chief Financial Officer compensation and other professional fees and expenses and are analyzed as follows:

	Period ended September 30,	Year ended September 30,	Three months ended December 31,	Year ended December 31,
	2017	2018	2018	2019
Audit fees	$49,500	$91,700	$20,000	$119,535
Chief Executive and Chief Financial Officer compensation	6,600	12,000	3,000	12,000
Other professional fees	2,367	5,533	(46)	247,242
Total	$58,467	$109,233	$22,954	$378,777